Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
General trade and overhead liabilities	$ 463,882	$ 530,204
Personnel related liabilities	385,499	395,862
Operating lease liabilities	36,414	43,657
Facility related liabilities	11,078	16,896
Other liabilities	13,532	12,852
Restructuring liabilities	4,951	5,512
Short term government grants	43	42
Other liabilities	915,399	1,005,025
Amounts due to third parties for reimbursable expenses	$ 333,000	$ 406,300